SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS: CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS
AUGUST 30, 1996 STATEMENT OF ADDITIONAL INFORMATION
   With respect to Advisor Short-Intermediate Municipal Income Fund, non-fundamental limit (xiii) on page 27 is no longer in effect.
Effective January 2, 1997, Fidelity Advisor Income & Growth Fund has been renamed Fidelity Advisor Balanced Fund.
Effective January 2, 1997 Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agency, dividend disbursing and shareholder servicing functions for Class T shares of Overseas, Mid Cap, Equity Growth, Natural Resources, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Income & Growth, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond and Short Fixed-Income.
The following non-fundamental limit replaces the similar non-fundamental limit for each fund (except Equity Growth Fund, Strategic Opportunities Fund, New York Municipal Income Fund, and California Municipal Income Fund) in the "Investment Policies and Limitations" section beginning on page 3. The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
The following non-fundamental limit replaces non-fundamental limit (i) for Emerging Markets Income Fund, Strategic Income Fund, and Short-Intermediate Municipal Income Fund in the "Investment Policies and Limitations" section beginning on page 3.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
The following information follows the last non-fundamental limit for Emerging Markets Income Fund, Strategic Income Fund, and Short-Intermediate Municipal Income Fund in the "Investment Policies and Limitations" section beginning on page 3.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces the similar information in the "Performance" section beginning on page 66.
NEW YORK MUNICIPAL INCOME ONLY
Use the first table to find your approximate effective tax bracket as a New York State resident with triple taxes (federal, state, and New York City) or double taxes (federal and state) for 1997.
1997 TAX RATES

Taxable Income*                        Marginal Tax Rate

Single Return         Joint Return     Marginal   New York New York Combined New   Combined New
                                       Federal    State    City     York State and York State,
                                       Income                       Federal        City and
                                       Tax Bracket                  Effective      Federal
                                                                    Tax Bracket**  Tax Bracket**



$ 24,651 -  $ 25,000  $ 41,201 -  $ 45,000  28.0% 6.85% 3.76% 32.93% 35.64%

$ 25,001 -  $ 50,000  $ 45,001 -  $ 90,000  28.0% 6.85% 3.82% 32.93% 35.68%

$ 50,001 -  $ 124,650 $ 90,001 -  $ 108,000 31.0% 6.85% 3.88% 35.73% 38.40%

$ 124,651 - $ 271,050 $ 108,001 - $ 271,050 36.0% 6.85% 3.88% 40.38% 42.86%

$ 271,051 - +         $ 271,051 - +         39.6% 6.85% 3.88% 43.74% 46.10%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.
NEW YORK CITY RESIDENTS - TRIPLE TAXES - 1997



      If your effective combined federal, state, and New York City personal income tax rate in 1997 is:

                            35.64%   35.68%   38.40%   42.86%   46.10%
To match these     Your taxable investment would have to earn the
                   following yield:
tax-free yields:


2%                         3.11%     3.11%   3.25%     3.50%     3.71%

3%                         4.66%     4.66%   4.87%     5.25%     5.56%

4%                         6.22%     6.22%   6.49%     7.00%     7.42%

5%                         7.77%     7.77%   8.12%     8.75%     9.27%

6%                         9.32%     9.33%   9.74%     10.50%    11.13%

7%                        10.88%    10.88%  11.36%    12.25%    12.98%

8%                        12.43%    12.44%  12.99%    14.00%    14.84%

9%                        13.98%    13.99%  14.61%    15.75%    16.69%

10%                       15.54%    15.55%  16.23%    17.50%    18.55%

11%                       17.09%    17.10%  17.86%    19.25%    20.40%

NEW YORK STATE RESIDENTS (OUTSIDE NYC) - DOUBLE TAXES - 1997



      If your effective combined federal and state personal income tax rate in 1997 is:

                   32.93%    35.73%    40.38%     43.74%

To match these     Your taxable investment would have to earn the
                   following yield:
tax-free yields:


2%                 2.98%     3.11%     3.35%     3.55%

3%                 4.47%     4.67%     5.03%     5.33%

4%                 5.96%     6.22%     6.71%     7.11%

5%                 7.46%     7.78%     8.39%     8.89%

6%                 8.95%     9.34%     10.06%    10.66%

7%                10.44%    10.89%    11.74%    12.44%

8%                11.93%    12.45%    13.42%    14.22%

9%                13.42%    14.00%    15.10%    16.00%

10%               14.91%    15.56%    16.77%    17.77%

11%               16.40%    17.11%    18.45%    19.55%

The fund may invest a portion of its assets in obligations that are subject to city, state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
The following information replaces the similar information in the "Additional Purchase, Exchange, and Redemption Information" section on page 101.
The sales charge will not apply:
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
Effective January 2, 1997, Class B shares of the funds may, upon redemption, be assessed a contingent deferred sales charge (CDSC) based on the following schedules:
EQUITY FUNDS: (OVERSEAS, MID CAP, NATURAL RESOURCES, GROWTH OPPORTUNITIES, STRATEGIC OPPORTUNITIES, LARGE CAP, AND EQUITY INCOME)
From Date of Purchase           Contingent
                                Deferred
                                Sales Charge

Less than 1 year                 5%

1 year to less than 2 years      4%

2 years to less than 3 years     3%

3 years to less than 4 years     3%

4 years to less than 5 years     2%

5 years to less than 6 years     1%

6 years to less than 7 years     0%

BOND FUNDS: (EMERGING MARKETS INCOME, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, HIGH INCOME MUNICIPAL, NEW YORK MUNICIPAL INCOME, AND CALIFORNIA MUNICIPAL INCOME)
From Date of Purchase           Contingent
                                Deferred
                                Sales Charge

Less than 1 year                 5%

1 year to less than 2 years      4%

2 years to less than 3 years     3%

3 years to less than 4 years     3%

4 years to less than 5 years     2%

5 years to less than 6 years     1%

6 years to less than 7 years     0%

INTERMEDIATE-TERM BOND FUNDS: (INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME)
From Date of Purchase          Contingent
                               Deferred
                               Sales Charge

Less than 1 year                3%

1 year to less than 2 years     2%

2 years to less than 3 years    1%

3 years to less than 4 years    0%


The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 106.
JENNIFER UHRIG (36), is Vice President of Equity Growth (1997), and other funds advised by FMR, and an employee of FMR.